Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member]	Common Stock [Member] M2i Global Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] M2i Global Inc [Member]	Receivables from Stockholder [Member]	Retained Earnings [Member]	Retained Earnings [Member] M2i Global Inc [Member]	Total	M2i Global Inc [Member]	Preferred Stock [Member] M2i Global Inc [Member]	Treasury Stock, Common [Member] M2i Global Inc [Member]
Balance at Nov. 30, 2022			$ 7,105		$ 120,255			$ (123,759)		$ 3,601
Balance, shares at Nov. 30, 2022			7,105,357
Net loss								(1,990,162)		(1,990,162)
Shares issued for cash received			$ 507,229		728,148					1,235,477	$ 100
Shares issued for cash received, shares			507,228,334								100,000
Cash received for shares to be issued					545					545
Shares to be purchased from shareholders					(146,593)					(146,593)
Purchase of treasury shares										(435,000)		(435,000)
Contribution from settlement of related party liabilities					146,593					146,593
Balance at Nov. 30, 2023			$ 514,334		995,541			(2,113,921)		(1,038,946)	$ 100	(435,000)
Balance, shares at Nov. 30, 2023			514,333,691								100,000
Balance at Dec. 31, 2022	$ 1,000			$ 5,185,000		$ (15,000)	$ (10,840,000)		$ (5,669,000)
Balance, shares at Dec. 31, 2022	450,755
Stock-based compensation				82,000					82,000
Issuance of common stock				94,000					94,000
Issuance of common stock, shares	378
Net loss							(52,822,000)		(52,822,000)
Cash collected from subscription receivable						15,000			15,000
Reverse capitalization, net of transaction costs	$ 1,000			10,461,000					10,462,000
Reverse capitalization, net of transaction costs, shares	346,039
Exercise of stock options				23,000					$ 23,000
Exercise of stock options, shares	8,294								32,613
Issuance of Preferred series A-1 shares, converted to Class A common stock following business combination				24,204,000					$ 24,204,000
Issuance of Preferred series A-1 shares, converted to Class A common stock following business combination, shares	97,898
Issuance of Preferred series A-2 and A-3 shares from conversion of notes payable, converted to Class A common stock following business combination	$ 1,000			38,361,000					38,362,000
Issuance of Preferred series A-2 and A-3 shares from conversion of notes payable, converted to Class A common stock following business combination, shares	218,375
Balance at Dec. 31, 2023	$ 3,000			78,410,000			(63,662,000)		14,751,000
Balance, shares at Dec. 31, 2023	1,121,738	1,121,738
Balance at Nov. 30, 2023			$ 514,334		995,541			(2,113,921)		(1,038,946)	$ 100	(435,000)
Balance, shares at Nov. 30, 2023			514,333,691								100,000
Balance at Dec. 31, 2023	$ 3,000			78,410,000			(63,662,000)		14,751,000
Balance, shares at Dec. 31, 2023	1,121,738	1,121,738
Balance at Nov. 30, 2023			$ 514,334		995,541			(2,113,921)		(1,038,946)	$ 100	(435,000)
Balance, shares at Nov. 30, 2023			514,333,691								100,000
Net loss								(699,100)		(699,100)
Cash received for shares to be issued					551,450					551,450
Shares purchased from shareholder			$ (50,000)		45,000					(5,000)
Shares purchased from shareholder, shares			(50,000,000)
Balance at Feb. 29, 2024			$ 464,334		1,591,991			(2,813,021)		(1,191,596)	$ 100	(435,000)
Balance, shares at Feb. 29, 2024			464,333,691								100,000
Balance at Nov. 30, 2023			$ 514,334		995,541			(2,113,921)		(1,038,946)	$ 100	(435,000)
Balance, shares at Nov. 30, 2023			514,333,691								100,000
Net loss										(2,811,090)
Balance at Aug. 31, 2024			$ 517,667		2,763,193			(4,925,011)		(2,079,051)	$ 100	(435,000)
Balance, shares at Aug. 31, 2024			517,667,025								100,000
Balance at Nov. 30, 2023			$ 514,334		995,541			(2,113,921)		(1,038,946)	$ 100	(435,000)
Balance, shares at Nov. 30, 2023			514,333,691								100,000
Net loss								(3,887,261)		(3,887,261)
Shares issued for cash received			$ 109,138		1,918,347					2,027,485
Shares issued for cash received, shares			109,137,500
Cash received for shares to be issued					370,400					370,400
Shares issued for contract agreements			$ 20,000		(18,000)					2,000
Shares issued for contract agreements, shares			20,000,000
Shares cancelled			$ (61,767)		55,617
Shares cancelled, shares			(61,766,666)							(266,666)
Balance at Nov. 30, 2024			$ 581,705		3,321,905			(6,001,182)		$ (2,532,472)	$ 100	(435,000)
Balance, shares at Nov. 30, 2024			581,704,525								100,000
Balance at Dec. 31, 2023	$ 3,000			78,410,000			(63,662,000)		14,751,000
Balance, shares at Dec. 31, 2023	1,121,738	1,121,738
Stock-based compensation				83,000					83,000
Issuance of common stock
Issuance of common stock, shares	48,327
Common stock and warrant reclass from in-kind liability to APIC				4,250,000					4,250,000
Net loss							(17,390,000)		(17,390,000)
Balance at Mar. 31, 2024	3,000			82,743,000			(81,052,000)		1,694,000
Balance, shares at Mar. 31, 2024		1,170,065
Balance at Dec. 31, 2023	$ 3,000			78,410,000			(63,662,000)		14,751,000
Balance, shares at Dec. 31, 2023	1,121,738	1,121,738
Net loss									(38,744,000)
Balance at Sep. 30, 2024	$ 3,000			82,768,000			(102,405,000)		(19,634,000)
Balance, shares at Sep. 30, 2024		1,181,373
Balance at Dec. 31, 2023	$ 3,000			78,410,000			(63,662,000)		14,751,000
Balance, shares at Dec. 31, 2023	1,121,738	1,121,738
Stock-based compensation				211,000					211,000
Issuance of common stock	$ 2,000			5,003,000					5,005,000
Issuance of common stock, shares	639,720
Net loss							(40,645,000)		(40,645,000)
Exercise of stock options				94,000					94,000
Exercise of stock options, shares	34,052
Shares issued for cash received				4,250,000					4,250,000
Shares issued for cash received, shares	48,342
Balance at Dec. 31, 2024	$ 5,000			87,968,000			(104,307,000)		(16,334,000)
Balance, shares at Dec. 31, 2024	1,843,852
Balance at Feb. 29, 2024			$ 464,334		1,591,991			(2,813,021)		(1,191,596)	$ 100	(435,000)
Balance, shares at Feb. 29, 2024			464,333,691								100,000
Net loss								(1,374,590)		(1,374,590)
Shares issued for cash received			$ 37,900		133,585					171,485
Shares issued for cash received, shares			37,900,000
Cash received for shares to be issued					50,020					50,020
Shares to be purchased from shareholders					(1,150)					(1,150)
Contribution from settlement of related party liabilities					1,150					1,150
Balance at May. 31, 2024			$ 502,234		1,774,446			(4,187,611)		(2,345,831)	$ 100	(435,000)
Balance, shares at May. 31, 2024			502,233,691								100,000
Balance at Mar. 31, 2024	$ 3,000			82,743,000			(81,052,000)		1,694,000
Balance, shares at Mar. 31, 2024		1,170,065
Stock-based compensation				185,000					185,000
Issuance of common stock				36,000					36,000
Issuance of common stock, shares	10,644
Net loss							(16,918,000)		(16,918,000)
Balance at Jun. 30, 2024	3,000			82,964,000			(97,970,000)		(15,003,000)
Balance, shares at Jun. 30, 2024		1,180,709
Balance at May. 31, 2024			$ 502,234		1,774,446			(4,187,611)		(2,345,831)	$ 100	(435,000)
Balance, shares at May. 31, 2024			502,233,691								100,000
Net loss								(737,400)		(737,400)
Shares issued for cash received			$ 7,200		8,080					15,280
Shares issued for cash received, shares			7,200,000
Cash received for shares to be issued					986,900					986,900
Shares issued for contract agreements			$ 20,000		(18,000)					2,000
Shares issued for contract agreements, shares			20,000,000
Shares cancelled			$ (11,767)		11,767
Shares cancelled, shares			(11,766,666)
Balance at Aug. 31, 2024			$ 517,667		2,763,193			(4,925,011)		(2,079,051)	$ 100	(435,000)
Balance, shares at Aug. 31, 2024			517,667,025								100,000
Balance at Jun. 30, 2024	3,000			82,964,000			(97,970,000)		(15,003,000)
Balance, shares at Jun. 30, 2024		1,180,709
Stock-based compensation				(199,000)					(199,000)
Issuance of common stock				3,000					3,000
Issuance of common stock, shares	664
Net loss							(4,435,000)		(4,435,000)
Balance at Sep. 30, 2024	3,000			82,768,000			(102,405,000)		(19,634,000)
Balance, shares at Sep. 30, 2024		1,181,373
Balance at Nov. 30, 2024			$ 581,705		3,321,905			(6,001,182)		(2,532,472)	$ 100	(435,000)
Balance, shares at Nov. 30, 2024			581,704,525								100,000
Net loss								(1,351,625)		(1,351,625)
Shares issued for cash received			$ 28,700		173,300					202,000
Shares issued for cash received, shares			28,700,000
Shares issued for services			$ 2,250		335,250					337,500
Shares issued for services, shares			2,250,000
Cash received for shares to be issued					27,605					27,605
Balance at Feb. 28, 2025			$ 612,655		3,858,060			(7,352,807)		(3,316,992)	$ 100	(435,000)
Balance, shares at Feb. 28, 2025			612,654,525								100,000
Balance at Nov. 30, 2024			$ 581,705		3,321,905			(6,001,182)		(2,532,472)	$ 100	(435,000)
Balance, shares at Nov. 30, 2024			581,704,525								100,000
Net loss										(4,229,394)
Shares issued for cash received, shares			43,289,420
Shares issued for services										1,212,667
Shares issued for services, shares			66,535,000
Balance at Aug. 31, 2025			$ 691,529		6,956,393			(10,230,576)		(3,017,554)	$ 100	(435,000)
Balance, shares at Aug. 31, 2025			691,528,945								100,000
Balance at Dec. 31, 2024	$ 5,000			87,968,000			(104,307,000)		(16,334,000)
Balance, shares at Dec. 31, 2024	1,843,852
Stock-based compensation				46,000					46,000
Issuance of common stock
Issuance of common stock, shares	57,041
Net loss							455,000		455,000
Balance at Mar. 31, 2025	$ 5,000			88,014,000			(103,852,000)		(15,833,000)
Balance, shares at Mar. 31, 2025	1,900,893
Balance at Dec. 31, 2024	$ 5,000			87,968,000			(104,307,000)		(16,334,000)
Balance, shares at Dec. 31, 2024	1,843,852
Net loss									$ 11,202,000
Exercise of stock options, shares
Balance at Sep. 30, 2025	$ 5,000			97,205,000			(93,105,000)		$ 4,105,000
Balance, shares at Sep. 30, 2025	7,435,756
Balance at Feb. 28, 2025			$ 612,655		3,858,060			(7,352,807)		(3,316,992)	$ 100	(435,000)
Balance, shares at Feb. 28, 2025			612,654,525								100,000
Net loss								(1,119,142)		(1,119,142)
Shares issued for cash received			$ 11,531		113,725					125,256
Shares issued for cash received, shares			11,531,177
Shares issued for services			$ 37,400		164,600					202,000
Shares issued for services, shares			37,400,000
Cash received for shares to be issued					350,000					350,000
Balance at May. 31, 2025			$ 661,586		4,486,385			(8,471,949)		(3,758,878)	$ 100	(435,000)
Balance, shares at May. 31, 2025			661,585,702								100,000
Balance at Mar. 31, 2025	$ 5,000			88,014,000			(103,852,000)		(15,833,000)
Balance, shares at Mar. 31, 2025	1,900,893
Stock-based compensation				557,000					557,000
Issuance of common stock				4,610,000					4,610,000
Issuance of common stock, shares	2,721,844
Net loss							3,602,000		3,602,000
Balance at Jun. 30, 2025	$ 5,000			93,181,000			(100,250,000)		(7,064,000)
Balance, shares at Jun. 30, 2025	4,622,737
Balance at May. 31, 2025			$ 661,586		4,486,385			(8,471,949)		(3,758,878)	$ 100	(435,000)
Balance, shares at May. 31, 2025			661,585,702								100,000
Net loss								(1,758,627)		(1,758,627)
Shares issued for cash received			$ 3,058		235,226					238,284
Shares issued for cash received, shares			3,058,243
Shares issued for services			$ 26,885		646,282					673,167
Shares issued for services, shares			26,885,000
Cash received for shares to be issued					1,588,500					1,588,500
Balance at Aug. 31, 2025			$ 691,529		6,956,393			(10,230,576)		(3,017,554)	$ 100	(435,000)
Balance, shares at Aug. 31, 2025			691,528,945								100,000
Balance at Jun. 30, 2025	$ 5,000			93,181,000			(100,250,000)		(7,064,000)
Balance, shares at Jun. 30, 2025	4,622,737
Stock-based compensation				1,000					1,000
Issuance of common stock				4,023,000					4,023,000
Issuance of common stock, shares	2,813,019
Net loss							7,145,000		7,145,000
Balance at Sep. 30, 2025	$ 5,000			97,205,000			(93,105,000)		4,105,000
Balance, shares at Sep. 30, 2025	7,435,756
Balance at Aug. 31, 2025			$ 691,529		$ 6,956,393			$ (10,230,576)		$ (3,017,554)	$ 100	$ (435,000)
Balance, shares at Aug. 31, 2025			691,528,945								100,000
Balance at Sep. 30, 2025	$ 5,000			$ 97,205,000			$ (93,105,000)		$ 4,105,000
Balance, shares at Sep. 30, 2025	7,435,756